Assets sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]
(Dollars in thousands)	2012	2011
Assets sold under agreements to repurchase	$2,016,752	$2,141,097
Maximum aggregate balance outstanding at any month-end	$2,113,557	$2,822,308
Average monthly aggregate balance outstanding	$1,885,207	$2,480,490
Weighted average interest rate:
For the year	2.33%	2.20%
At December 31	1.91%	2.57%

Schedule of Repurchase Agreements [Table Text Block]
	2012				2011
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$160,288	$163,934	$163,934	0.40%	$121,004	$126,317	$126,317	0.37%
After 30 to 90 days	7,312	7,102	7,102	0.60	-	-	-	-
After 90 days	119,120	143,502	143,502	4.88	348,100	393,998	393,998	3.55
Total obligations of U.S. government
sponsored entities	286,720	314,538	314,538	2.27	469,104	520,315	520,315	2.73
Mortgage-backed securities
Within 30 days	43,107	47,307	47,307	0.54	39,148	43,009	43,009	0.46
After 30 to 90 days	98,887	105,903	105,903	0.60	6,369	7,011	7,011	4.37
After 90 days	320,780	380,900	380,900	3.75	633,930	628,243	628,243	3.99
Total mortgage-backed securities	462,774	534,110	534,110	2.78	679,447	678,263	678,263	3.79
Collateralized mortgage obligations
Within 30 days	330,000	365,404	365,404	0.53	194,958	240,675	240,675	0.59
After 30 to 90 days	69,856	76,516	76,516	0.60	43,704	47,388	47,388	4.37
After 90 days	287,038	341,687	341,687	4.24	130,003	291,096	291,096	3.52
Total collateralized mortgage
obligations	686,894	783,607	783,607	2.09	368,665	579,159	579,159	2.08
Total	$1,436,388	$1,632,255	$1,632,255	2.35%	$1,517,216	$1,777,737	$1,777,737	3.05%